Allowance For Doubtful Accounts (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Schedule of Credit Losses for Financing Receivables, Current [Table Text Block]
	December 31
	2015	2014

Balance, beginning of the year	$6,362	$6,857
Additions, during the year	6,886	4,283
Written-off, uncollectible, during the year	(8,339)	(5,965)
Recoveries, during the year	2,250	1,355
Foreign currency translation adjustment, for the year	(282)	(168)
Balance, end of year	$6,877	$6,362